Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

The translation of assets and liabilities denominated in foreign currencies into mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to mexican pesos(1)
		Average Exchange Rate for									Exchange Rate as of December 31,
Country or Zone	Moneda Funcional	2017			2016			2015			2017			2016
Mexico	Mexican peso	Ps.	1.00		Ps.	1.00		Ps.	1.00		Ps.	1.00		Ps.	1.00
Guatemala	Quetzal	2.	57		2.	46		2.	07		2.	69		2.	75
Costa Rica	Colon	0.	03		0.	03		0.	03		0.	03		0.	04
Panama	U.S Dollar	18.	93		18.	66		15.	85		19.	74		20.	66
Colombia	Colombian peso	0.	01		0.	01		0.	01		0.	01		0.	01
Nicaragua	Cordoba	0.	63		0.	65		0.	58		0.	64		0.	70
Argentina	Argentine peso	1.	15		1.	26		1.	71		1.	06		1.	30
Venezuela (a)	Bolivar		(a	)		(a	)		(a	)		(a	)		(a	)
Brazil	Reais	5.	94		5.	39		4.	81		5.	97		6.	34
Philippines	Philippines peso	0.	38		0.	39		0.	35		0.	40		0.	41

(1)	Exchange rates published by the central bank of each country

(a)	Venezuela

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments

As of December 31, 2017, 2016, and 2015, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2015- 2017	Type of Economy	Cumulative Inflation 2014- 2016	Type of Economy	Cumulative Inflation 2013- 2015	Type of Economy
Mexico	12.7%	Non-hyperinflationary	9.9%	Non-hyperinflationary	10.5%	Non-hyperinflationary
Guatemala	13.5%	Non-hyperinflationary	10.6%	Non-hyperinflationary	10.8%	Non-hyperinflationary
Costa Rica	2.5%	Non-hyperinflationary	5.1%	Non-hyperinflationary	8.1%	Non-hyperinflationary
Panama	2.3%	Non-hyperinflationary	2.8%	Non-hyperinflationary	5.1%	Non-hyperinflationary
Colombia	17.5%	Non-hyperinflationary	17.0%	Non-hyperinflationary	12.8%	Non-hyperinflationary
Nicaragua	12.3%	Non-hyperinflationary	13.1%	Non-hyperinflationary	15.8%	Non-hyperinflationary
Argentina (a)	101.5%	Non-hyperinflationary	99.7%	Non-hyperinflationary	59.2%	Non-hyperinflationary
Venezuela	30,690%	Hyperinflationary	2,263.0%	Hyperinflationary	562.9%	Hyperinflationary
Brazil	21.1%	Non-hyperinflationary	25.2%	Non-hyperinflationary	24.7%	Non-hyperinflationary
Philippines	7.5%	Non-hyperinflationary	5.7%	Non-hyperinflationary	8.3%	Non-hyperinflationary

(a)	Argentina

Disclosure of Estimated Useful Lives of Company's Principal Assets

The estimated useful lives of the Company’s principal assets are as follows:

Years
Buildings	40 – 50
Machinery and equipment	10 – 20
Distribution equipment	7 – 15
Refrigeration equipment	5 – 7
Returnable bottles	1.5 – 4
Other equipment	3 – 10